The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	$ 2,213	$ 1,980	$ 1,408
Cost of Revenues [Member]
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	58	3	2
Operating Expenses [Member]
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	$ 2,155	$ 1,977	$ 1,406